Basis of Preparation	12 Months Ended
Dec. 31, 2021
Basis of Preparation
Basis of Preparation

2 Basis of preparation

Unless otherwise specified, “the Company” refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while “the Group” refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The consolidated financial statements of the Group were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”). The accounting policies used in the fiscal year 2021 generally correspond to the policies applied in the prior year, except for certain amendments to the standards which are effective for annual periods beginning on or after January 1, 2021 (see note 3). In addition, certain prior period information has been reclassified to conform with current year presentation (see note 2).

These consolidated financial statements are presented in euro, which is the Group’s functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.

2.1New significant accounting policies and accounting judgments and estimates

Revenues from contracts with customer

The Group has a diagnostics customer in the Middle Eastern region with a history of significant payment delays. This history has resulted in the recognition of significant subsequent impairment losses by applying the expected credit loss method as the collection of the contractual consideration was historically considered probable upon recognition of revenue. Based on recent developments in its collection experience, recent negotiations with the customer, and past experiences, the Group considered it necessary to reassess its judgments related to the recognition of revenue from contracts with this customer.

The Group’s management concluded, based on the facts and circumstances and management’s expectations regarding this customer, that this uncertainty in the amount of the contract consideration it expects to collect, and the likelihood of accepting a lower amount or changing payment terms represents an “implicit price concession” such that the contract consideration is variable.

Therefore, the Group’s management estimates the amount of the contractual consideration it expects to ultimately collect and for which it is highly probable that related revenue recognized would not be subject to significant future reversals when such uncertainty is resolved. The Group’s management estimates the implicit price concessions by applying an estimated rate of 18% based primarily upon past collection history.

Despite the uncertainties related to the amount expected to be collected from the customer, based on experience and the facts and circumstances related to the customer, the Group considers it probable that it will collect 82% of the amount of estimated variable transaction price due to newly agreed payment plans established with the customer. Therefore, the Group records the difference between the billed amount and the amount estimated to be collectible as a reduction to revenue. At the end of each reporting period, and if necessary upon receipt of new information, the Group may revise the amount of the variable consideration included in the transaction price. The Group has applied this accounting policy and accounting estimate to arrangements with this customer prospectively with effect from the third quarter of 2021.

2.2 Going Concern

As an early commercial-stage company, the Group is still in progress towards reaching break-even in its diagnostic and pharma businesses. The Group and Company are subject to a number of risks similar to those of other development and early commercial stage companies. These risks include, among other things, the failure to enter into and successfully execute further collaborations with pharmaceutical partners, the failure to generate revenue from the Company’s development portfolio and risks associated with research, development, testing and obtaining related regulatory approvals in relation to our product candidates.

The Group´s ongoing success and ultimately the attainment of profitable operations depends on future uncertain events which include, among other things, obtaining adequate financing to promote our commercial and development activities until the Group can generate sufficient revenues to support its operating cash requirements. The Group has incurred operating losses since inception. For the year ended December 31, 2021 the Group incurred a net loss of EUR 46.9 million of which EUR 46.0 million is related to loss of operations, resulting in an operating cash outflow of EUR 21.7 million driven mainly by the repayment of trade payables of EUR 20.5 million. As of December 31, 2021, the Group had generated an accumulated deficit of EUR 109.3 million, and had an equity position of EUR 27.5 million.

As of December 31, 2021 the Group had cash and cash equivalents of EUR 17.8 million with relatively low short term debt obligations of EUR 3.8 million and no financial covenants. In addition, on January 31, 2022 the Company, Centogene GmbH, CentoSafe B.V. and Centogene US, LLC (together, the “Borrowers”), entered into a debt financing agreement in the total amount of up to USD 45.0 million (EUR 40.2 million) on January 31, 2022 (the “Loan Facility”). Under the terms of the Loan Facility, the Company drew down USD 25.0 million (EUR 22.3 million) on January 31, 2022 and will have access to a second tranche of USD 20.0 million (EUR 17.9 million) upon achievement prior to July 31, 2023, of product revenue from our diagnostics and pharmaceutical services segments of at least USD 50.0 million (EUR 44.7 million) calculated on a trailing twelve month basis as of the last day of any fiscal month. The Loan Facility also includes covenants such that the Group is required to maintain product revenue of at least EUR 30.0 million as of the last day of each fiscal quarter and on a trailing twelve month basis prior to obtaining the second tranche EUR 40.0 million on or after obtaining the second tranche. Both tranches mature on January 29, 2027 with amortized repayments commencing March 1, 2025. The loans extended under the Loan Facility bear monthly interest payments at an interest rate of 7.93% per annum plus the 1-month CME Term SOFR reference rate as published by the CME Group Benchmark Administration Limited (subject to a floor of 0.07%). As security for the Borrowers’ obligations under the Loan Facility, the Borrowers granted the lenders thereunder a first priority security interest on all of each Borrower’s assets. In addition, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors on January 31, 2022, the Group also received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. The Group believes that its cash and cash equivalents will be sufficient to fund its planned operating cash requirements for the next twelve months from the date of issuance of these financial statements.

The accompanying consolidated financial statements for the year ended December 31, 2021 have been therefore prepared on a going concern basis contingent upon the successful implementation of the plans described above. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The audited consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, was the Group unable to continue as a going concern.

2.3COVID-19 Pandemic

The COVID-19 pandemic has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closures of borders and requiring maintenance of physical distance between individuals.

The COVID-19 pandemic resulted in a slowdown in our diagnostics and pharmaceutical businesses. As part of the Company’s initiative to assist local, national and international authorities as well as other partners in their efforts to facilitate the earliest possible diagnosis of COVID-19 and thereby contribute to allowing society to return to a “new” normal, the Company commenced testing for COVID-19 in March 2020.

During the year ended December 31, 2021, the Group continued the COVID-19 testing activities started in 2020 with a leading role in providing testing services at airports in Germany. Furthermore, new variants of the virus have emerged since mid-December 2020. How these mutations develop and their impact on the effectiveness of vaccines is not yet fully clear. Furthermore, vaccination campaigns in many countries started during the year ended December 31, 2021, and due to the expected increase in the availability of vaccines the expectation is that governments will further reduce restrictions moving forward. As a result of these developments in the COVID-19 pandemic, the Group has noticed a decrease in COVID-19 test order intakes in the year ended December 31, 2021. How and when these developments would affect the potential prolongation of the need for testing on a broader scale remains uncertain.

Although the Group is taking a number of measures aimed at minimizing disruptions to the business and operations, and while the provision of testing for the COVID-19 virus is anticipated to generate additional revenues for us, the full extent to which the global COVID-19 pandemic may continue to impact the business will depend on future developments, which are highly uncertain and cannot be predicted, such as the duration of the pandemic, the availability and effectiveness of vaccines against new variants, the probability of the occurrence of further outbreaks and the ultimate impact on the financial markets and the global economy, could result in an unforeseen negative impact on the business and future results of operations.

2.4Reclassification of certain Selling and General Administrative expenses

The Group made changes to the classification of several items related to its Covid-19 segment, in the statement of comprehensive loss for the financial year 2020 to conform to the changes made in the fiscal year 2021.

The Company has COVID-19 related advertising expenses, credit card fees and other selling expenses which were recognized under cost of sales in the statement of comprehensive loss in the fiscal year 2020 when the COVID-19 business was added to the operations of the Group in the first quarter of 2020. During the year end close process, management identified this as a classification error and corrected it retrospectively. Accordingly, the Group reclassified EUR 2,941k from cost of sales to general administration expenses and selling expenses. The following table shows the reconciliation of the Statement of Comprehensive Loss for fiscal year 2020 prior to and following the revision of the aforementioned costs:

in EUR k	2020 (restated)	2020 (as previously reported)	Change
Cost of Sales	83,437	86,378	(2,941)
Gross profit	44,944	42,003	2,941
General administrative expenses	40,160	37,665	2,495
Selling expenses	8,026	7,580	446

The changes to the presentation above have no impact to the consolidated statements of financial position (inclusive of December 31, 2020 and January 1, 2020), segment reporting, cash flows or equity and no impact on loss per share.